TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Trade Receivables and Allowance For Doubtful Accounts [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

A. Trade receivables

	DECEMBER 31,
	2012	2011

Accounts receivables billed	$18,847	$21,807
Accounts receivables unbilled	3,683	2,272
Allowance for doubtful accounts	(738)	(701)
Trade receivables, net	$21,792	$23,378

Schedule Of Allowance For Doubtful Accounts [Table Text Block]	B. Allowance for doubtful accounts
	DECEMBER 31,
	2012	2011

Balance at beginning of year	$701	$1,102
Increase of allowance	37	139
Write-off	-	(540)
Balance at year end	$738	$701